LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.95%
INVESTMENT COMPANY–2.95%
Fixed Income Fund–2.95%
✢American Funds Insurance Series®– Mortgage Fund	9,398,110	$ 100,465,795
Total Affiliated Investment (Cost $99,196,447)		100,465,795

UNAFFILIATED INVESTMENTS–96.93%
INVESTMENT COMPANIES–96.93%
Asset Allocation Fund–10.55%
✧American Funds®– Capital Income Builder	5,376,387	358,981,385
		358,981,385
Equity Funds–32.90%
✧American Funds®– American Mutual Fund	7,181,434	357,491,793
✢American Funds Insurance Series®-
Growth Fund	3,385,111	401,880,323
Growth-Income Fund	5,759,008	360,571,500
		1,119,943,616
Fixed Income Funds–22.33%
✧American Funds®-
Bond Fund of America	36,543,519	491,875,767
Intermediate Bond Fund of America	16,288,071	224,775,383
✢American Funds Insurance Series®– U.S. Government/AAA-Rated Securities Fund	3,687,320	43,473,505
		760,124,655
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds–8.54%
✢American Funds Insurance Series®-
Global Growth & Income Fund	3,719,245	$ 65,198,360
Global Small Capitalization Fund	6,485,313	225,364,631
		290,562,991
International Equity Funds–20.13%
✧American Funds®– New Perspective Fund	2,460,296	164,765,993
✢American Funds Insurance Series®-
International Fund	14,035,018	339,086,027
New World Fund	5,658,424	181,295,920
		685,147,940
Money Market Fund–2.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	84,351,684	84,351,684
		84,351,684
Total Unaffiliated Investments (Cost $2,487,386,138)		3,299,112,271

TOTAL INVESTMENTS–99.88% (Cost $2,586,582,585)	3,399,578,066
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	3,998,163
NET ASSETS APPLICABLE TO 241,495,420 SHARES OUTSTANDING–100.00%	$3,403,576,229

✢ Class 1 shares.
✧ Class R-6 shares.
LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
27	Australian Dollar	$1,953,180	$1,997,212	12/13/21	$—	$(44,032)
49	British Pound	4,126,719	4,214,039	12/13/21	—	(87,320)
72	Euro	10,440,000	10,665,058	12/13/21	—	(225,058)
48	Japanese Yen	5,388,600	5,445,338	12/13/21	—	(56,738)
3	Swedish Krona	685,620	695,902	12/13/21	—	(10,282)
					—	(423,430)
Equity Contracts:
247	E-mini MSCI Emerging Markets Index	15,383,160	15,885,890	12/17/21	—	(502,730)
24	E-mini Russell 2000 Index	2,640,960	2,686,771	12/17/21	—	(45,811)
243	E-mini S&P 500 Index	52,217,662	54,469,403	12/17/21	—	(2,251,741)
35	E-mini S&P MidCap 400 Index	9,216,200	9,403,621	12/17/21	—	(187,421)
244	Euro STOXX 50 Index	11,441,161	11,735,980	12/17/21	—	(294,819)
49	FTSE 100 Index	4,670,109	4,637,131	12/17/21	32,978	—
33	OMXS 30 Index	849,370	878,301	10/15/21	—	(28,931)
16	SPI 200 Index	2,108,989	2,139,653	12/16/21	—	(30,664)
29	TOPIX Index	5,290,849	5,346,908	12/9/21	—	(56,059)
					32,978	(3,398,176)
Total Futures Contracts					$32,978	$(3,821,606)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP American Global Growth Allocation Managed Risk Fund–2

LVIP American Global Growth Allocation Managed Risk Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$100,465,795	$—	$—	$100,465,795
Unaffiliated Investment Companies	3,299,112,271	—	—	3,299,112,271
Total Investments	$3,399,578,066	$—	$—	$3,399,578,066
Derivatives:
Assets:
Futures Contract	$32,978	$—	$—	$32,978
Liabilities:
Futures Contracts	$(3,821,606)	$—	$—	$(3,821,606)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Global Growth Allocation Managed Risk Fund–3

LVIP American Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-2.95%@
Fixed Income Fund-2.95%@
✢American Funds Insurance Series® – Mortgage Fund	$96,697,699	$16,436,692	$8,830,327	$(245,894)	$(3,592,375)	$100,465,795	9,398,110	$3,546,220	$—

@ As a percentage of Net Assets as of September 30, 2021.
✢ Class 1 shares.
LVIP American Global Growth Allocation Managed Risk Fund–4